Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [Abstract]
Earnings per share
Diluted earnings per share for the year 2020 was calculated considering the potential issuance of 3,347,305 shares on settlement of the Green Exchangeable Notes. Diluted earnings per share equal basic earnings per share for the year 2019.

	For the year ended December 31,
Item	2021	2020	2019
Profit/(loss) from continuing operations attributable to Atlantica	(30,080)	11,968	62,135
Average number of ordinary shares outstanding (thousands) - basic	111,008	101,879	101,063
Average number of ordinary shares outstanding (thousands) - diluted	114,523	103,392	101,063
Earnings per share for the year (US dollar per share) - basic	(0.27)	0.12	0.61
Earnings per share for the year (US dollar per share) - diluted	(0.26)	0.12	0.61